CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net Income (Loss)	$ 65,790	$ 61,704	$ 57,781
Adjustments to reconcile net margin to net cash provided by operating activities:
Depreciation and amortization, including nuclear fuel	441,926	451,899	400,681
Accretion cost	65,907	55,953	56,086
Amortization of deferred gains	(1,789)	(1,789)	(1,789)
Allowance for equity funds used during construction	(750)	(700)	(385)
Deferred outage costs	(32,390)	(30,926)	(30,746)
(Gain) loss on sale of investments	(6,954)	21,950	(13,516)
Gain on sale of spare parts	0	0	(15,734)
Regulatory deferral of costs associated with nuclear decommissioning	(21,449)	(54,529)	(19,318)
Other	(5,150)	(712)	(2,528)
Change in operating assets and liabilities:
Receivables	12,011	(68,550)	(5,693)
Inventories	(38,562)	(36,235)	23,232
Prepayments and other current assets	(2,211)	25,031	577
Accounts payable	(104,164)	7,008	31,790
Accrued interest	903	9,042	23,976
Accrued taxes	1,087	52,764	(36,301)
Other current liabilities	(65,795)	32,300	(14,292)
Rate management program (billing credits applied) collections, net	(56,612)	19,847	144,763
Other	(57,281)	2,217	(38,078)
Total adjustments	128,727	484,570	502,725
Net cash provided by operating activities	194,517	546,274	560,506
Cash flows from investing activities:
Property additions	(474,952)	(1,156,383)	(1,203,050)
Plant acquisition	(16,743)	(86,826)	(233,156)
Activity in nuclear decommissioning trust fund – Purchases	(535,027)	(204,500)	(675,153)
Activity in nuclear decommissioning trust fund - Proceeds	520,986	194,046	667,344
Proceeds from the sale of spare parts	0	0	18,500
Decrease in restricted investments	74,031	246,022	167,535
Activity in other long-term investments – Purchases	(262,712)	(185,092)	(433,532)
Activity in other long-term investments - Proceeds	199,200	107,082	246,256
Other	13,782	4,040	14,843
Net cash used in investing activities	(481,435)	(1,081,611)	(1,430,413)
Cash flows from financing activities:
Long-term debt proceeds	506,272	1,414,925	757,032
Long-term debt payments	(358,477)	(397,162)	(468,577)
(Decrease) increase in short-term borrowings, net	(47,765)	(440,321)	712,473
Other	51,699	2,526	44,618
Net cash provided by financing activities	151,729	579,968	1,045,546
Net (decrease) increase in cash, cash equivalents and restricted cash	(135,189)	44,631	175,639
Cash, cash equivalents and restricted cash at beginning of period	625,781	581,150	405,511
Cash, cash equivalents and restricted cash at end of period	490,592	625,781	581,150
Cash paid for –
Interest (net of amounts capitalized)	278,952	182,066	170,605
Supplemental disclosure of non-cash investing and financing activities:
Change in asset retirement obligations	63,803	10,486	107,677
Accrued property additions at end of period	$ 39,854	$ 65,686	$ 89,640